Accounts receivable (Tables)	12 Months Ended
Dec. 31, 2024
Receivables [Abstract]
Schedule of Accounts Receivable

	December 31,
	2024	2023
Customer trade receivables	$52,058	$83,175
Holdback receivable	10,737	—
Other receivables	6,347	6,709
Income tax receivable	613	1,369
Due from related parties (note 20)	7,523	1,671
Allowance for credit losses	(4,224)	(4,847)
	$73,054	$88,077